APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Statement of financial position [abstract]
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were approved and authorized for issue by the Board of Directors on March 5, 2026.